Stock-Based Compensation - Acquisitions (Details) - Stock options shares in Millions	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award
Stock awards converted & outstanding (in shares) | shares	0.4
Weighted-average exercise price for stock options from acquisitions | $ / shares	$ 20